ACQUISITIONS - Schedule of fair value of identifiable intangible assets and useful lives (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 16, 2018	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Useful life (Years)	3 years
Mod Cloth [Member]
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets		$ 4,610
Mod Cloth [Member] | Trade Name
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets		$ 4,610
Useful life (Years)		10 years